RECENTLY ISSUED ACCOUNTING STANDARDS (Details)	12 Months Ended
Dec. 31, 2012
RECENTLY ISSUED ACCOUNTING STANDARDS [Abstract]
Minimum likelihood percentages for goodwill impairment test (in hundredths)	50.00%